UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: July 31, 2018

Date of reporting period: October 31, 2017

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
OCTOBER 31, 2017 (Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 93.7%

	Shares	Value

ARGENTINA — 2.2%
Grupo Financiero Galicia ADR	89,322	$4,903,778
MercadoLibre	17,065	4,100,890

		9,004,668

BRAZIL — 6.5%
Brasil Bolsa Balcao	2,069,284	15,193,789
Qualicorp	296,018	3,165,271
Raia Drogasil	252,905	6,085,769
WEG	408,860	2,675,866

		27,120,695

CHILE — 0.9%
Enel Americas ADR	342,770	3,633,362

CHINA — 24.0%
51job ADR *	31,670	1,960,373
Alibaba Group Holding ADR *	111,733	20,658,314
Baidu ADR *	20,067	4,895,144
CITIC Securities, Cl H	1,316,768	2,923,226
Geely Automobile Holdings	570,518	1,766,004
Hangzhou Hikvision Digital Technology	1,082,000	6,403,260
Industrial & Commercial Bank of China, Cl H	4,890,157	3,879,883
JD.com ADR *	274,945	10,315,936
Kweichow Moutai	70,248	6,485,381
Noah Holdings ADR *	70,566	2,767,599
Ping An Insurance Group of China, Cl H	1,210,891	10,631,653
Tencent Holdings	562,092	25,201,849
ZTO Express Cayman ADR *	128,741	2,058,569

		99,947,191

HONG KONG — 4.9%
AIA Group	1,483,011	11,158,033
China Gas Holdings	1,555,725	4,725,920
China Resources Gas Group	676,157	2,474,337

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
OCTOBER 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

HONG KONG (continued)
Chow Tai Fook Jewellery Group	1,715,648	$1,792,219

		20,150,509

HUNGARY — 2.2%
OTP Bank	136,098	5,487,424
Richter Gedeon Nyrt	151,550	3,769,430

		9,256,854

INDIA — 7.4%
HDFC Bank ADR	129,070	11,913,161
Housing Development Finance	369,985	9,752,975
InterGlobe Aviation (A)	268,946	5,181,377
Reliance Industries	282,310	4,100,760

		30,948,273

INDONESIA — 9.4%
Bank Central Asia	11,654,221	17,959,316
Bank Rakyat Indonesia Persero	5,695,133	6,550,715
Sarana Menara Nusantara	18,918,560	5,719,159
Telekomunikasi Indonesia Persero	29,972,133	8,906,006

		39,135,196

MEXICO — 3.7%
Grupo Aeroportuario del Pacifico, Cl B	371,970	3,544,460
Grupo Aeroportuario del Sureste, Cl B	268,182	4,805,624
Infraestructura Energetica Nova	720,502	3,683,438
Wal-Mart de Mexico	1,425,498	3,198,201

		15,231,723

NETHERLANDS — 1.4%
Heineken	59,207	5,770,270

RUSSIA — 12.8%
Alrosa PJSC	4,339,106	5,592,546
MMC Norilsk Nickel OJSC	37,460	6,800,444
Moscow Exchange MICEX-RTS PJSC	2,451,536	4,958,901
Polyus PJSC GDR	59,158	2,428,436
Sberbank of Russia PJSC	3,500,938	11,628,661
Sberbank of Russia PJSC ADR	10,624	152,348
Sberbank of Russia PJSC ADR (LSE)	418,890	6,011,071

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
OCTOBER 31, 2017 (Unaudited)

COMMON STOCK — continued

	Shares	Value

RUSSIA (continued)
Severstal PJSC	107,873	$1,660,832
Severstal PJSC GDR	273,147	4,165,492
X5 Retail Group GDR *	98,673	4,055,460
Yandex, Cl A *	171,174	5,790,816

		53,245,007

SOUTH AFRICA — 0.9%
Discovery	342,768	3,552,207

SOUTH KOREA — 6.5%
Samsung Electronics	2,330	5,727,514
Samsung Electronics GDR	17,397	21,450,501

		27,178,015

TAIWAN — 3.6%
Taiwan Semiconductor Manufacturing	1,245,216	10,032,908
Taiwan Semiconductor Manufacturing ADR	120,375	5,095,474

		15,128,382

THAILAND — 3.1%
CP ALL	5,200,906	10,959,164
Kasikornbank NVDR	283,897	1,880,113

		12,839,277

TURKEY — 0.5%
TAV Havalimanlari Holding	431,404	2,144,208

UNITED STATES — 3.7%
Lam Research	40,083	8,360,111
NVIDIA	34,148	7,062,148

		15,422,259

Total Common Stock (Cost $359,612,557)		389,708,096

THE ADVISORS’ INNER CIRCLE FUND III	GQG PARTNERS EMERGING
MARKETS EQUITY FUND
OCTOBER 31, 2017 (Unaudited)

PREFERRED STOCK — 2.7%

	Shares/Number of Rights	Value

BRAZIL — 2.7%
Itau Unibanco Holding , 0.50% (Cost $11,006,771)	878,096	$11,330,011

RIGHTS — 0.0%

CHINA — 0.0%
Tencent Holdings *# (Cost $0)	447	—

Total Investments— 96.4% (Cost $370,619,328)		$401,038,107

Percentages are based on Net Assets of $415,865,414.

*	Non-income producing security.
#	Expiration date is not available.
(A)	Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” These securities have been determined to be liquid under guidelines established by the board of Trustees.

ADR	— American Depositary Receipt
Cl	— Class
GDR	— Global Depositary Receipt
LSE	— London Stock Exchange
NVDR	— Non-Voting Depositary Receipt
PJSC	— Public Joint Stock Company

As of October 31, 2017, all of the Fund’s investments in securities were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

There were no transfers between Level 1 and Level 2 assets for the period ended October 31, 2017.

For the period ended October 31, 2017, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent prospectus or semi-annual financial statements.

GQG-QH-001-0200

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: December 20, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: December 20, 2017